S-K 1602(c) Dilution	Sep. 30, 2026 USD ($) $ / shares shares
0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.89
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.85
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.15
Net Tangible Book Value | $	$ (456,225)
Net Tangible Book Value, Proceeds from Offering | $	78,425,000
Net Tangible Book Value, Adjusted | $	$ 78,248,007
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	27,500,000
0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	3.05
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.01
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 1.99
Net Tangible Book Value | $	$ (456,225)
Net Tangible Book Value, Proceeds from Offering | $	89,618,750
Net Tangible Book Value, Adjusted | $	$ 89,563,157
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	29,750,000
25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.55
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.51
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.49
Net Tangible Book Value | $	$ (456,225)
Net Tangible Book Value, Proceeds from Offering | $	78,425,000
Net Tangible Book Value, Adjusted | $	$ 59,498,007
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	23,750,000
25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.71
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.67
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.33
Net Tangible Book Value | $	$ (456,225)
Net Tangible Book Value, Proceeds from Offering | $	89,618,750
Net Tangible Book Value, Adjusted | $	$ 68,000,657
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	25,437,500
50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.08
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.04
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.96
Net Tangible Book Value | $	$ (456,225)
Net Tangible Book Value, Proceeds from Offering | $	78,425,000
Net Tangible Book Value, Adjusted | $	$ 40,748,007
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,000,000
50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.24
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.2
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.8
Net Tangible Book Value | $	$ (456,225)
Net Tangible Book Value, Proceeds from Offering | $	89,618,750
Net Tangible Book Value, Adjusted | $	$ 46,438,157
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	21,125,000
75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	1.39
Net Tangible Book Value, Adjusted, per Share | $ / shares	1.35
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.65
Net Tangible Book Value | $	$ (456,225)
Net Tangible Book Value, Proceeds from Offering | $	78,425,000
Net Tangible Book Value, Adjusted | $	$ 21,998,007
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	16,250,000
75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	1.52
Net Tangible Book Value, Adjusted, per Share | $ / shares	1.48
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.52
Net Tangible Book Value | $	$ (456,225)
Net Tangible Book Value, Proceeds from Offering | $	89,618,750
Net Tangible Book Value, Adjusted | $	$ 24,875,657
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	16,812,500
100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.31
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.27
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.73
Net Tangible Book Value | $	$ (456,225)
Net Tangible Book Value, Proceeds from Offering | $	78,425,000
Net Tangible Book Value, Adjusted | $	$ 3,248,007
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	12,500,000
100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 5
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.3
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.26
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.74
Net Tangible Book Value | $	$ (456,225)
Net Tangible Book Value, Proceeds from Offering | $	89,618,750
Net Tangible Book Value, Adjusted | $	$ 3,313,157
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	12,500,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ 400,632
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	400,632
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	400,632
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	400,632
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	400,632
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	400,632
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	400,632
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	400,632
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	400,632
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	400,632
Over-allotment liability [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(121,400)
Over-allotment liability [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Over-allotment liability [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(121,400)
Over-allotment liability [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Over-allotment liability [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(121,400)
Over-allotment liability [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Over-allotment liability [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(121,400)
Over-allotment liability [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Over-allotment liability [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(121,400)
Over-allotment liability [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Redemptions [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Redemptions [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Redemptions [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(18,750,000)
Redemptions [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(21,562,500)
Redemptions [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(37,500,000)
Redemptions [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(43,125,000)
Redemptions [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(75,000,000)
Redemptions [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(86,250,000)
Redemptions [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(56,250,000)
Redemptions [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (64,687,500)
Less: shares forfeited [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Less: shares forfeited [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Less: shares forfeited [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Less: shares forfeited [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Less: shares forfeited [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Less: shares forfeited [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Less: shares forfeited [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Less: shares forfeited [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Less: shares forfeited [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Less: shares forfeited [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Shares of common stock offered [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	15,000,000
Shares of common stock offered [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,250,000
Shares of common stock offered [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	15,000,000
Shares of common stock offered [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,250,000
Shares of common stock offered [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	15,000,000
Shares of common stock offered [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,250,000
Shares of common stock offered [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	15,000,000
Shares of common stock offered [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,250,000
Shares of common stock offered [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	15,000,000
Shares of common stock offered [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,250,000
Private shares [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	2,250,000
Private shares [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	2,250,000
Private shares [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	2,250,000
Private shares [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	2,250,000
Private shares [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	2,250,000
Private shares [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	2,250,000
Private shares [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	2,250,000
Private shares [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	2,250,000
Private shares [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	2,250,000
Private shares [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	2,250,000
Shares of common stock redeemed [Member] | 0% Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Shares of common stock redeemed [Member] | 0% Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares
Shares of common stock redeemed [Member] | 25% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(3,750,000)
Shares of common stock redeemed [Member] | 25% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(4,312,500)
Shares of common stock redeemed [Member] | 50% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(7,500,000)
Shares of common stock redeemed [Member] | 50% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(8,625,000)
Shares of common stock redeemed [Member] | 75% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(15,000,000)
Shares of common stock redeemed [Member] | 75% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(17,250,000)
Shares of common stock redeemed [Member] | 100% of Maximum Redemption [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(11,250,000)
Shares of common stock redeemed [Member] | 100% of Maximum Redemption [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(12,937,500)